Investment Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Amortized cost, carrying value, gross unrealized gains and losses, and the fair value by security type are as follows:

March 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(Dollars in thousands)
Available for sale
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,511	$2	$(8)	$3,505
Residential collateralized mortgage obligations- GSE	24,547	50	(124)	24,473
Residential mortgage backed securities – GSE	28,176	233	(103)	28,306
Obligations of state and political subdivisions	21,446	178	(229)	21,395
Trust preferred debt securities – single issuer	2,479	—	(212)	2,267
Corporate debt securities	24,988	87	(236)	24,839
Other debt securities	783	—	(3)	780
	$105,930	$550	$(915)	$105,565

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(Dollars in thousands)
Available for sale-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE") and agencies	$3,514	$—	$(35)	$3,479
Residential collateralized mortgage obligations- GSE	22,647	58	(145)	22,560
Residential mortgage backed securities - GSE	31,207	388	(119)	31,476
Obligations of state and political subdivisions	21,604	152	(356)	21,400
Trust preferred debt securities-single issuer	2,478	—	(206)	2,272
Corporate debt securities	21,963	10	(205)	21,768
Other debt securities	845	—	(6)	839
	$104,258	$608	$(1,072)	$103,794

Amortized cost, carrying value, gross unrealized gains and losses, and the fair value by security type are as follows:

(Dollars in thousands)		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2016	Cost	Gains	Losses	Value
Available for sale-
U.S. Treasury securities and obligations of U.S. Government
sponsored corporations (“GSE”) and agencies	$3,514	$—	$(35)	$3,479
Residential collateralized mortgage obligations- GSE	22,647	58	(145)	22,560
Residential mortgage backed securities – GSE	31,207	388	(119)	31,476
Obligations of state and political subdivisions	21,604	152	(356)	21,400
Trust preferred debt securities – single issuer	2,478	—	(206)	2,272
Corporate debt securities	21,963	10	(205)	21,768
Other debt securities	845	—	(6)	839
	$104,258	$608	$(1,072)	$103,794

(Dollars in thousands)		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2015	Cost	Gains	Losses	Value
Available for sale-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$5,523	$—	$(42)	$5,481
Residential collateralized mortgage obligations - GSE	8,255	68	(36)	8,287
Residential mortgage backed securities – GSE	32,279	541	(185)	32,635
Obligations of state and political subdivisions	21,125	365	(54)	21,436
Trust preferred debt securities – single issuer	2,474	—	(338)	2,136
Corporate debt securities	20,510	65	(153)	20,422
Other debt securities	1,053	—	(28)	1,025
	$91,219	$1,039	$(836)	$91,422

Held-to-maturity Securities

March 31, 2017	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,727	$—	$3,727	$—	$(85)	$3,642
Residential collateralized mortgage obligations – GSE	10,968	—	10,968	221	(121)	11,068
Residential mortgage backed securities – GSE	37,951	—	37,951	459	(125)	38,285
Obligations of state and political subdivisions	72,715	—	72,715	1,414	(161)	73,968
Trust preferred debt securities-pooled	657	(501)	156	303	—	459
Other debt securities	423	—	423	—	—	423
	$126,441	$(501)	$125,940	$2,397	$(492)	$127,845

December 31, 2016	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE") and agencies	$3,727	$—	$3,727	$—	$(116)	$3,611
Residential collateralized mortgage obligations-GSE	11,882	—	11,882	247	(130)	11,999
Residential mortgage backed securities - GSE	40,565	—	40,565	540	(113)	40,992
Obligations of state and political subdivisions	70,017	—	70,017	1,274	(255)	71,036
Trust preferred debt securities - pooled	657	(501)	156	303	—	459
Other debt securities	463	—	463	—	(1)	462
	$127,311	$(501)	$126,810	$2,364	$(615)	$128,559

	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,727	$—	$3,727	$—	$(116)	$3,611
Residential collateralized mortgage obligations – GSE	11,882	—	11,882	247	(130)	11,999
Residential mortgage backed securities - GSE	40,565	—	40,565	540	(113)	40,992
Obligations of state and political subdivisions	70,017	—	70,017	1,274	(255)	71,036
Trust preferred debt securities - pooled	657	(501)	156	303	—	459
Other debt securities	463	—	463	—	(1)	462
	$127,311	$(501)	$126,810	$2,364	$(615)	$128,559

	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
Residential collateralized mortgage obligations – GSE	$13,630	$—	$13,630	$404	$—	$14,034
Residential mortgage backed securities - GSE	47,718	—	47,718	928	(46)	48,600
Obligations of state and political subdivisions	61,135	—	61,135	2,294	(14)	63,415
Trust preferred debt securities - pooled	657	(501)	156	341	—	497
Other debt securities	622	—	622	—	(11)	611
	$123,762	$(501)	$123,261	$3,967	$(71)	$127,157

Investments Classified by Contractual Maturity Date
The following table sets forth certain information regarding the amortized cost, carrying value, fair value, weighted average yields and contractual maturities of the Company’s investment portfolio as of March 31, 2017.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	March 31, 2017
	Amortized Cost	Fair Value	Yield
Available for sale
Due in one year or less	$3,997	$3,998	0.25%
Due after one year through five years	18,631	18,686	2.15%
Due after five years through ten years	42,696	42,560	2.49%
Due after ten years	40,606	40,321	2.89%
Total	$105,930	$105,565	2.50%

	Carrying Value	Fair Value	Yield
Held to maturity
Due in one year or less	$33,055	$33,065	1.51%
Due after one year through five years	17,612	18,286	4.54%
Due after five years through ten years	21,631	22,178	3.43%
Due after ten years	53,642	54,316	3.28%
Total	$125,940	$127,845	3.02%

The following table sets forth certain information regarding the amortized cost, carrying value, fair value, weighted average yields and contractual maturities of the Company's investment portfolio as of December 31, 2016. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	December 31, 2016
	Amortized Cost	Fair Value	Yield
Available for sale
Due in one year or less	$2,616	$2,619	3.06%
Due after one year through five years	15,544	15,470	1.28%
Due after five years through ten years	44,489	44,695	2.68%
Due after ten years	41,609	41,010	2.75%
Total	$104,258	$103,794	2.51%

	Carrying Value	Fair Value	Yield
Held to maturity
Due in one year or less	$29,807	$29,816	1.44%
Due after one year through five years	16,833	17,373	4.43%
Due after five years through ten years	23,597	24,280	3.51%
Due after ten years	56,573	57,090	3.28%
Total	$126,810	$128,559	3.04%

Investment Securities, Continuous Unrealized Loss Position, Fair Value
Gross unrealized losses on available for sale and held to maturity securities and the fair value of the related securities aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2017 and December 31, 2016 were as follows:

March 31, 2017		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	2	$5,630	$(93)	$—	$—	$5,630	$(93)
Residential collateralized mortgage obligations –GSE	7	18,259	(245)	—	—	18,259	(245)
Residential mortgage backed securities-GSE	28	26,717	(228)	—	—	26,717	(228)
Obligations of state and political subdivisions	59	19,555	(378)	764	(12)	20,319	(390)
Trust preferred debt securities- single issuer	4	—	—	2,267	(212)	2,267	(212)
Corporate debt securities	5	10,752	(143)	4,907	(93)	15,659	(236)
Other debt securities	2	—	—	780	(3)	780	(3)
Total temporarily impaired securities	107	$80,913	$(1,087)	$8,718	$(320)	$89,631	$(1,407)

December 31, 2016		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	3	$7,090	$(151)	$—	$—	$7,090	$(151)
Residential collateralized mortgage obligations –GSE	7	17,242	(275)	—	—	17,242	(275)
Residential mortgage backed securities - GSE	29	26,581	(216)	3,542	(16)	30,123	(232)
Obligations of state and political subdivisions	74	25,545	(611)	—	—	25,545	(611)
Trust preferred debt securities- single issuer	4	—	—	2,272	(206)	2,272	(206)
Corporate debt securities	6	12,700	(204)	1,999	(1)	14,699	(205)
Other debt securities	3	—	—	1,276	(7)	1,276	(7)
Total temporarily impaired securities	126	$89,158	$(1,457)	$9,089	$(230)	$98,247	$(1,687)

Gross unrealized losses on available for sale and held to maturity securities and the fair value of the related securities aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015 are as follows:

2016		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	3	$7,090	$(151)	—	—	$7,090	$(151)
Residential collateralized mortgage obligations - GSE	7	17,242	(275)	—	—	17,242	(275)
Residential mortgage backed securities - GSE	29	26,581	(216)	3,542	(16)	30,123	(232)
Obligations of state and political subdivisions	74	25,545	(611)	—	—	25,545	(611)
Trust preferred debt securities -single issuer	4	—	—	2,272	(206)	2,272	(206)
Corporate debt securities	6	12,700	(204)	1,999	(1)	14,699	(205)
Other debt securities	3	—	—	1,276	(7)	1,276	(7)
Total temporarily impaired securities	126	$89,158	$(1,457)	$9,089	$(230)	$98,247	$(1,687)

2015		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	3	$5,481	$(42)	—	—	$5,481	$(42)
Residential collateralized mortgage obligations-GSE	2	5,894	(36)	—	—	5,894	(36)
Residential mortgage backed securities - GSE	19	20,911	(175)	3,980	(56)	24,891	(231)
Obligations of state and political subdivisions	32	2,760	(19)	6,465	(49)	9,225	(68)
Trust preferred debt securities– single issuer	4	—	—	2,136	(338)	2,136	(338)
Corporate debt securities	4	9,214	(153)	—	—	9,214	(153)
Other debt securities	3	586	(11)	1,025	(28)	1,611	(39)
Total temporarily impaired securities	67	$44,846	$(436)	$13,606	$(471)	$58,452	$(907)